Service Inventories	1 Months Ended
Jun. 30, 2018
Successor [Member]
Service Inventories

6. Service inventories

The following table summarizes our service inventories for the periods as set forth below (in thousands):

	Successor June 30, 2018	Predecessor December 31, 2017

Spare parts	$30,406	$14,862
Chemicals	20,724	17,963
Raw materials	204	204
Consumables	13,445	237
Total	64,779	33,266
Less: allowance for obsolete and slow moving service inventories	(1,276)	(953)
Total	$63,503	$32,313

The Company recorded allowance for obsolete service inventories of $1.3 million during the Successor Period in the consolidated statement of operations. During the predecessor periods, the Company recorded an allowance for slow moving and obsolete service inventories of $0.1 million, $0.1 million, $0 and $0.3 million during the 2018 Predecessor Quarter, the 2018 Predecessor Period, the 2017 Predecessor Quarter and the 2017 Predecessor Period, respectively, in the consolidated statement of operations. The balance of allowance for obsolete and slow moving service inventories was $1.3 million and $0.9 million as of June 30, 2018 and December 31, 2017, respectively.